Separate Accounts and Annuity Product Guarantees (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Guaranteed Minimums

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2013			2012
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)
GMDB:
Return of premium	$1,302,899	1,179	62.2	1,012,413	2,046	62.0
Ratchet and return of premium	625,593	4,198	64.7	517,970	15,248	65.1
Reset	109,406	616	76.1	104,916	1,257	76.1
Earnings protection rider	—	—	—	—	—	—

Total	$2,037,898	5,993		1,635,299	18,551

GMIB:
Return of premium	$11,388	134	66.2	11,071	200	66.3
Ratchet and rollup	192,236	20,017	63.5	181,744	32,014	63.9

Total	$203,624	20,151		192,815	32,214

GMAB:
Five years	$32,307	13	66.5	34,025	225	65.3
Target date retirement – 7 year	58,335	155	61.7	54,809	563	60.8
Target date retirement – 10 year	23,064	29	61.5	21,273	540	60.2
Target date with management levers	325,145	611	61.2	221,884	606	60.3

Total	$438,851	808		331,991	1,934

GMWB:
No living benefit	$47,399	—	67.3	30,352	191	67.5
Life benefit with optional reset	100,047	3,014	69.1	98,376	6,709	68.4
Life benefit with 8% rollup	36,826	2,348	67.6	33,956	2,955	66.6
Life benefit with management levers	1,020,428	45,777	59.6	757,158	46,363	59.3

Total	$1,204,700	51,139		919,842	56,218

Variable Annuity Account Balances Invested In Separate Account

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2013	2012
Mutual funds:
Bond	$272,340	271,711
Domestic equity	1,020,867	741,392
International equity	92,175	79,254
Specialty	554,262	434,929

Total mutual funds	1,939,644	1,527,286
Money market funds	45,515	49,282
Other	880	706

Total	$1,986,039	1,577,274

Summary of Liabilities for Variable Contract Guarantees

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in account balances and future policy benefit reserves on the Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2011	$863	4,075	14,971	59,242	79,151
Incurred guaranteed benefits	268	(317)	290	(7,104)	(6,863)
Paid guaranteed benefits	(311)	—	(734)	—	(1,045)

Balance as of December 31, 2012	820	3,758	14,527	52,138	71,243
Incurred guaranteed benefits	531	(791)	(11,900)	(61,222)	(73,382)
Paid guaranteed benefits	(237)	—	(129)	—	(366)

Balance as of December 31, 2013	$1,114	2,967	2,498	(9,084)	(2,505)